Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2025
Balances and Transactions in Foreign Currencies [Abstract]
Summary of Assets, Liabilities and Transactions in Foreign Currencies	As of December 31, 2025 and 2024, assets and liabilities denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2025
U.S. dollars	Ps. 15,111	Ps. 74	Ps. 5,339	Ps. 49,133
Euros	—	—	417	—
As of December 31, 2024
U.S. dollars	10,472	80	6,480	45,431
Euros	—	—	312	—
For the years ended December 31, 2025, 2024 and 2023 transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2025 U.S. dollars	Ps. 1,391	Ps. 21,135	Ps. 1,605	Ps. 3,327
Year ended December 31, 2024 U.S. dollars	1,882	24,065	1,383	4,941
Year ended December 31, 2023 U.S. dollars	1,468	18,075	1,257	4,065